Share Capital	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

15.	SHARE CAPITAL

Company and Group

	2018	2017	2018	2017	2018	2017
	Ordinary Shares		Deferred Shares		£000
In issue at 1 January	125,054,805	94,393,401	-	-	3,752	2,832
Issued for cash	7,742,167	1,301,250	-	-	232	66
Conversion of Convertible Loan notes	-	700,000	-	-	-	854
Conversion of warrants	1,454,644	-	-	-	45	-
Conversion of Loan	2,137,625				65
In lieu of commission	74,577	-	-	-	-	-
In issue at 31 December	136,463,818	125,054,805	-	-	4,094	3,752

Ordinary Shares

Ordinary shares have a par value of £0.03. They entitle the holder to participate in dividends, and to share in the proceeds of winding up the company in proportion to the number of and amounts paid on the shares held. On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and upon a poll each share is entitled to one vote. The company does not have a limited amount of authorized capital.

Issuance of ordinary shares

In March 2017, a notification was received from warrant holders to exercise warrants over 1,789,524 ordinary shares in the company.

In August 2017, the Board passed a resolution to convert all outstanding Convertible Loan Notes effective from 26 July 2017. It also resolved that the Convertible loan note holders be offered an additional bonus coupon of three years of interest at the relevant applicable rate of return for agreeing to the immediate conversion of the Convertible loan note’s into ordinary shares. The company has issued 28,455,214 new ordinary shares in respect of this conversion. All of the new shares are subject to a restriction on disposal for a period of 12 months.

In November 2017, 283,333 new ordinary shares were issued by way of a further placing of ordinary shares to raise finance.

An additional 133,333 new ordinary shares were issued in December 17 by way of a further placing of ordinary shares to raise finance.

Share issues since 1 January 2018

In January 2018, 166,667 new ordinary shares were issued by way of a placing of ordinary shares to raise finance.

In March 2018, 600,000 new ordinary shares were issued by way of a further placing of ordinary shares to raise finance.

An additional 1,031,250 new ordinary shares were issued in April 2018 by way of a further placing of ordinary shares to raise finance. In addition, 51,563 new ordinary shares were issued to intermediaries in lieu of commissions on the funds raised.

Also in April 2018, 23,014 new ordinary shares were issued in relation to a shortfall in capitalized interest due to a former holder of the Company’s Class C Convertible Loan Notes which was discovered during the annual audit process.

In October 2018, 1,515,150 new ordinary shares were issued by way of a further placing of ordinary shares to raise finance.

In November 2018, 4,429,100 new ordinary shares were issued as part of the initial public offering of American Depositary Shares on the Nasdaq Global Market. In addition to the IPO, 2,137,625 new ordinary shares were issued to extinguish £1.3 million in debt.

In November 2018, notification was also received from warrant holders to exercise warrants over 1,400,644 ordinary shares.

In conjunction with the IPO, the Company resolved to allow the holders of its warrants to exercise at reduced exercise prices in the period ending on 30 November 2018. Notification was also received from warrant holders to exercise warrants over 54,000 ordinary shares in connection with this offer.